SCHEDULE OF OTHER EXPENSES (Details) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Other expense	$ (188)	$ 1,172	$ (837)	$ 567
Increase (decrease) due to corrections of prior period errors [member]
IfrsStatementLineItems [Line Items]
Other expense		$ 204		$ 1,258